Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of trade and other receivables

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Current receivables
Trade receivables	-	-	1,649
Contract assets	221	254	893
Other current assets	82	67	66
Prepayments	2,205	79	277
Other receivables	70,654	9,644	4,027
Current tax receivable	-	-	175
Total	73,162	10,044	7,087

Schedule of analysis of trade receivables	Analysis of trade receivables:
	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Trade receivables	-	-	1,649
Less: credit note provision	-	-	-
Total	-	-	1,649

Schedule of maximum exposure to credit risk for trade receivables	The maximum exposure to credit risk for trade receivables by geographic region was:
	Year Ended June 30
(US dollars in thousands)	2025	2024	2023

Australia	-	-	1,451
Netherlands	-	-	198
Total	-	-	1,649

Schedule of aging of the trade receivables, net of provisions	The aging of the trade receivables, net of is:
	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
0-90 days	-	-	1,410
Greater than 90 days	-	-	239
Total	-	-	1,649